INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ 0.6	$ 1.2
Hedges	0.3	0.2
Total income taxes related to OCI	$ 0.9	$ 1.4